Earnings or loss per common share	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings or loss per common share
Earnings or loss per common share

a)	Basic
Basic earnings or loss per share is calculated by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year.

	June 30, 2019	June 30, 2018
	$	$

Net loss attributable to shareholders of the Company	(101,494)	(14,060)
Weighted average number of common shares outstanding (in 000's)	134,828	134,506

Basic loss per share	(0.75)	(0.10)

b)	Diluted
Diluted earnings or loss per share reflect the potential dilutive effect that could occur if additional common shares were assumed to be issued under securities or instruments that may entitle their holders to obtain common shares in the future. Dilution could occur through the exercise of stock options, the exercise of PSUs, or the exercise of the conversion option of the convertible debentures. The number of additional shares for inclusion in the diluted earnings per share calculation was determined using the treasury stock method.

For both fiscal years ended June 30, 2019 and 2018, the diluted weighted average number of common shares outstanding is the same as the basic weighted average number of common shares outstanding, as the Company had a net loss for the period and the exercise of any potentially dilutive instruments would be anti-dilutive.

	June 30, 2019	June 30, 2018
	$	$

Net loss attributable to shareholders of the Company	(101,494)	(14,060)

Weighted average number of common shares (in 000's)	134,828	134,506
Dilutive effect of share-based compensation (in 000's)	—	—
Weighted average number of diluted shares outstanding	134,828	134,506

Diluted loss per share	(0.75)	(0.10)